Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of accounts receivables

	2020	2019
Current	24,022	11,007
Non-current (a)	21,993	15,110

Accounts receivable	46,015	26,117

(a)
Non-current
balances are related to management fees receivable from fund Private Equity IV in annual equal installments in December 31, 2022 and 2023. No interest is charged and the impact of the adjustment to amortized cost using the effective interest rate method at the date of initial recognition is not material.